As filed with the Securities and Exchange Commission on August 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2012 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (98.1%)
CORPORATE BONDS (76.1%)
Financials (53.6%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$1,985,000	$2,222,200
2.600%, 11/23/2015	415,000	431,971
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,555,000	1,618,170
American Express Co.:
6.150%, 08/28/2017	2,775,000	3,291,317
7.000%, 03/19/2018	1,225,000	1,518,128
Bank of America Corp.:
4.500%, 04/01/2015	30,000	30,943
5.650%, 05/01/2018	1,485,000	1,589,874
BlackRock, Inc.
5.000%, 12/10/2019	490,000	560,972
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	2,140,000	2,324,795
1.650%, 04/01/2014	10,000	10,165
Citigroup, Inc.:
5.000%, 09/15/2014	2,400,000	2,461,433
4.750%, 05/19/2015	1,400,000	1,470,484
Comerica, Inc.
3.000%, 09/16/2015	930,000	969,256
Credit Suisse First Boston^
5.000%, 05/15/2013	950,000	979,871
General Electric Capital Corp.:
2.900%, 01/09/2017	40,000	41,360
5.625%, 09/15/2017	4,095,000	4,704,684
JPMorgan Chase & Co.
5.150%, 10/01/2015	35,000	37,586
Lloyds TSB Bank plc^
4.875%, 01/21/2016	600,000	630,413
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,560,921
Morgan Stanley
4.750%, 04/01/2014	2,830,000	2,856,093
ORIX Corp.^
4.710%, 04/27/2015	700,000	730,402
Royal Bank of Canada^
2.875%, 04/19/2016	3,245,000	3,415,330
Simon Property Group LP:
5.750%, 12/01/2015	10,000	11,182
5.875%, 03/01/2017	730,000	841,223
State Street Corp.
2.875%, 03/07/2016	2,055,000	2,178,582
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,629,535
The Charles Schwab Corp.
4.950%, 06/01/2014	1,525,000	1,636,270
The Goldman Sachs Group, Inc.:
5.150%, 01/15/2014	30,000	31,188
5.950%, 01/18/2018	1,995,000	2,137,746

	Principal Amount	Value
Financials (53.6%) (Continued)
The Travelers Cos., Inc.
5.900%, 06/02/2019	$1,390,000	$1,730,414
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	2,155,000	2,266,066
2.050%, 01/12/2017	25,000	25,581
3.300%, 01/12/2022	2,480,000	2,609,486
Wachovia Corp.:
4.875%, 02/15/2014	850,000	892,542
5.250%, 08/01/2014	660,000	704,416
5.625%, 10/15/2016	1,180,000	1,331,432
Wells Fargo & Co.:
3.750%, 10/01/2014	1,065,000	1,125,020
3.625%, 04/15/2015	660,000	703,047
Total Financials		56,310,098

Industrials (22.5%)
Analog Devices, Inc.
5.000%, 07/01/2014	2,855,000	3,088,705
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	505,000	583,826
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	661,483
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	879,138
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,208,468
Corn Products International, Inc.
3.200%, 11/01/2015	545,000	568,969
Hewlett-Packard Co.:
0.593%, 09/13/2012 *	2,230,000	2,231,124
2.200%, 12/01/2015	795,000	798,140
Nokia Corp.^
5.375%, 05/15/2019	1,025,000	808,280
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,362,360
PepsiCo, Inc.
3.750%, 03/01/2014	635,000	666,377
Petrobras International Finance Co.^
5.375%, 01/27/2021	785,000	849,975
Sanofi-Aventis SA^
2.625%, 03/29/2016	625,000	656,338
Shell International Financial BV^
4.375%, 03/25/2020	835,000	973,951
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,140,402
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,115,053
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	784,471
Total Capital SA^
4.450%, 06/24/2020	835,000	955,556
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,022,180
United Technologies Corp.
3.100%, 06/01/2022	160,000	168,016

	Principal Amount	Value
Industrials (22.5%) (Continued)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	$650,000	$787,490
WMC Financial USA Ltd.^
5.125%, 05/15/2013	1,265,000	1,316,020
Total Industrials		23,626,322

TOTAL CORPORATE BONDS
(Cost $75,691,442)		$79,936,420

MORTGAGE PASS-THROUGH SECURITIES (1.4%)
Federal Home Loan Mortgage Corp.
Pool #G0-2267, 6.500%, 08/01/2036	106,813	119,952
		119,952
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	343,343	390,847
Pool #255813, 5.000%, 08/01/2035	306,969	333,122
Pool #735897, 5.500%, 10/01/2035	218,711	239,933
Pool #256022, 5.500%, 12/01/2035	387,858	425,494
		1,389,396
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $1,357,035)		$1,509,348

U.S. GOVERNMENT AGENCY (9.9%)
Federal Home Loan Bank
3.625%, 05/29/2013	385,000	396,835
5.500%, 08/13/2014	765,000	848,510
5.625%, 06/13/2016	1,550,000	1,787,948
		3,033,293
Federal Home Loan Mortgage Corp.
4.625%, 10/25/2012	350,000	354,974
4.500%, 07/15/2013	2,700,000	2,819,812
5.250%, 04/18/2016	1,100,000	1,288,536
		4,463,322
Federal National Mortgage Association
4.375%, 03/15/2013	150,000	154,358
4.125%, 04/15/2014	340,000	362,930
4.375%, 10/15/2015	810,000	909,869
2.250%, 03/15/2016	550,000	580,873
5.240%, 08/07/2018	805,000	845,689
		2,853,719
TOTAL U.S. GOVERNMENT AGENCY
(Cost $9,679,115)		$10,350,334

U.S. TREASURY NOTES (10.7%)
0.625%, 12/31/2012	400,000	400,938
1.375%, 03/15/2013	1,230,000	1,240,331
0.625%, 04/30/2013	1,000,000	1,003,399
3.500%, 05/31/2013	1,125,000	1,158,487
4.250%, 08/15/2013	1,335,000	1,394,658
4.750%, 05/15/2014	810,000	876,825
2.500%, 04/30/2015	20,000	21,173
2.250%, 11/30/2017	1,900,000	2,042,796
2.625%, 11/15/2020	1,700,000	1,868,805
2.000%, 02/15/2022	1,220,000	1,261,270
TOTAL U.S. TREASURY NOTES
(Cost $10,605,682)		$11,268,682
TOTAL DEBT SECURITIES
(Cost $97,333,274)		$103,064,784

	Shares	Value
SHORT-TERM INVESTMENT (0.3%)
MONEY MARKET FUNDS (0.3%)
First American Treasury Obligations Fund
0.000%**	307,709	$307,709
TOTAL SHORT-TERM INVESTMENT
(Cost $307,709)		$307,709

TOTAL INVESTMENTS (98.4%)
(Cost $97,640,983)		$103,372,493

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		1,670,454
TOTAL NET ASSETS (100.0%)		$105,042,947

* Variable coupon rate.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows***:

Cost of investments		$97,640,983
Gross unrealized appreciation		6,021,125
Gross unrealized depreciation		(289,615)
Net unrealized appreciation		$5,731,510

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Portfolio
Schedule of Investments
June 30, 2012 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (89.8%)
CORPORATE BONDS (89.8%)
Automotive (7.5%)
American Axle & Manufacturing Holdings, Inc.
7.875%, 03/01/2017	$800,000	$828,000
Delphi Corp.
6.125%, 05/15/2021	250,000	274,375
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	500,000	569,362
Lear Corp.
8.125%, 03/15/2020	500,000	562,500
Tenneco, Inc.
6.875%, 12/15/2020	100,000	108,500
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	501,875
Total Automotive		2,844,612

Basic Industry (6.8%)
Air Lease Corp.
5.625%, 04/01/2017*
(Acquired 03/13/2012, Cost $500,000)	500,000	495,000
AK Steel Corp.
8.375%, 04/01/2022	100,000	85,500
Cascades, Inc.:^
7.750%, 12/15/2017	200,000	202,500
7.875%, 01/15/2020	250,000	251,250
Domtar Corp.
10.750%, 06/01/2017	300,000	385,873
Griffon Corp.
7.125%, 04/01/2018	600,000	612,000
Masco Corp.
5.850%, 03/15/2017	300,000	314,794
Solutia, Inc.
8.750%, 11/01/2017	100,000	112,625
Steel Dynamics, Inc.
6.750%, 04/01/2015	100,000	102,000
Total Basic Industry		2,561,542

Capital Goods (7.9%)
BE Aerospace, Inc.:
8.500%, 07/01/2018	195,000	214,256
5.250%, 04/01/2022	500,000	516,250
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	274,375
Graphic Packaging International, Inc.:
9.500%, 06/15/2017	100,000	110,500
7.875%, 10/01/2018	100,000	110,500
Greif, Inc.
7.750%, 08/01/2019	300,000	343,500
Mcron Finance Sub LLC / Mcron Finance Corp
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $506,390)	500,000	497,500

	Principal Amount	Value
Capital Goods (7.9%) (Continued)
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	$600,000	$657,000
SPX Corp.
6.875%, 09/01/2017	250,000	273,750
Total Capital Goods		2,997,631

Consumer Cyclical (5.5%)
CKE Restaurants, Inc.
11.375%, 07/15/2018	418,000	479,655
Collective Brands, Inc.
8.250%, 08/01/2013	127,000	127,954
HSN, Inc.
11.250%, 08/01/2016	75,000	79,876
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	640,500
Sealy Mattress Co.
8.250%, 06/15/2014	300,000	297,000
The Gymboree Corp.
9.125%, 12/01/2018	500,000	466,250
Total Consumer Cyclical		2,091,235

Consumer Non-Cyclical (3.0%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	344,625
Jarden Corp.
7.500%, 01/15/2020	100,000	109,750
Revlon Consumer Products
9.750%, 11/15/2015	400,000	430,000
Spectrum Brands, Inc.
9.500%, 06/15/2018	122,000	138,470
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	100,000	107,750
Total Consumer Non-Cyclical		1,130,595

Energy (18.9%)
AmeriGas Finance LLC /AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,032,500
Bill Barrett Corp.
7.625%, 10/01/2019	600,000	603,000
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	900,000	906,750
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	497,500
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	495,625
El Paso Corp.
7.000%, 06/15/2017	300,000	341,807
Hornbeck Offshore Services, Inc.:
8.000%, 09/01/2017	250,000	269,687
5.875%, 04/01/2020*
(Acquired 03/02/2012, Cost $500,000)	500,000	498,750
SandRidge Energy, Inc.
8.000%, 06/01/2018*
(Acquired 11/02/2011, 12/06/2011, and 04/05/2012, Cost $1,195,197)	1,200,000	1,221,000

	Principal Amount	Value
Energy (18.9%) (Continued)
SM Energy Co.
6.500%, 11/15/2021	$300,000	$306,750
Stone Energy Corp.
8.625%, 02/01/2017	650,000	663,000
Tesoro Corp.
6.500%, 06/01/2017	300,000	309,750
Total Energy		7,146,119

Financials (4.9%)
Aircastle Ltd.^
9.750%, 08/01/2018	1,050,000	1,168,125
International Lease Finance Corp.:
6.250%, 05/15/2019	500,000	509,500
8.250%, 12/15/2020	150,000	172,151
Total Financials		1,849,776

Health Care (5.4%)
HCA, Inc.:
8.500%, 04/15/2019	300,000	337,500
7.250%, 09/15/2020	300,000	331,500
HealthSouth Corp.
7.750%, 09/15/2022	500,000	538,750
Tenet Healthcare Corp.
8.000%, 08/01/2020	700,000	728,000
Vanguard Health Holding Co. II LLC
8.000%, 02/01/2018	100,000	102,750
Total Health Care		2,038,500

Media (1.5%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	448,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	110,375
Total Media		558,375

Services (8.8%)
Cinemark USA, Inc.
8.625%, 06/15/2019	100,000	111,250
Clean Harbors, Inc.
7.625%, 08/15/2016	90,000	94,388
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	271,250
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,035,000

	Principal Amount	Value
Services (8.8%) (Continued)
Scientific Games Corp.:
8.125%, 09/15/2018	$100,000	$107,750
9.250%, 06/15/2019	269,000	295,900
The Hertz Corp.
6.750%, 04/15/2019	200,000	209,000
United Rentals North America, Inc.:
9.250%, 12/15/2019	200,000	223,000
8.375%, 09/15/2020	600,000	634,500
West Corp.
8.625%, 10/01/2018	300,000	319,500
Total Services		3,301,538

Technology & Electronics (5.8%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	994,500
Alliance Data Systems Corp.
6.375%, 04/01/2020 *
(Acquired 03/22/2012, Cost $100,000)	100,000	103,000
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	701,750
Nokia Corp.^
5.375%, 05/15/2019	500,000	394,283
Total Technology & Electronics		2,193,533

Telecommunications (11.6%)
Clearwire Communications LLC
12.000%, 12/01/2015 *
(Acquired 11/19/2009, and 01/26/2012, Cost $490,386)	500,000	457,500
Frontier Communications Corp.:
8.250%, 05/01/2014	6,000	6,600
8.500%, 04/15/2020	500,000	532,500
9.250%, 07/01/2021	250,000	270,000
GCI, Inc.
8.625%, 11/15/2019	100,000	105,250
GeoEye, Inc.
9.625%, 10/01/2015	300,000	315,750
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020 *
(Acquired 04/12/2012, Cost $254,309)	250,000	263,750
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	389,375
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	250,000	260,625
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	264,687
Sprint Capital Corp.
6.875%, 11/15/2028	550,000	445,500
Sprint Nextel Corp.
11.500%, 11/15/2021 *
(Acquired 11/04/2011, Cost $250,000)	250,000	279,375
Windstream Corp.
7.875%, 11/01/2017	250,000	273,750
7.500%, 06/01/2022	250,000	258,750

	Principal Amount	Value
Telecommunications (11.6%) (Continued)
Zayo Group LLC / Zayo Capital, Inc.
10.125%, 07/01/2020 *
(Acquired 06/14/2012, Cost $255,621)	$250,000	$266,875
Total Telecommunications		4,390,287

Utilities (2.2%)
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	256,250
The AES Corp.:
9.750%, 04/15/2016	300,000	357,000
7.375%, 07/01/2021 *
(Acquired 11/04/2011, Cost $212,860)	200,000	223,500
Total Utilities		836,750

TOTAL CORPORATE BONDS
(Cost $32,145,423)		$33,940,493

TOTAL DEBT SECURITIES
(Cost $32,145,423)		$33,940,493

	Shares	Value
SHORT-TERM INVESTMENT (8.6%)
MONEY MARKET FUNDS (8.6%)
First American Government Obligations Fund
0.000% **	1,406,216	1,406,216
First American Treasury Obligations Fund
0.000% **	1,825,000	1,825,000
TOTAL SHORT-TERM INVESTMENT
(Cost $3,231,216)		$3,231,216

TOTAL INVESTMENTS (98.4%)
(Cost $35,376,639)		$37,171,709

OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		593,842
TOTAL NET ASSETS (100.0%)		$37,765,551

* Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2012, the value of these securities totaled $4,306,250.

** Rated quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows***:

Cost of investments		$35,376,639
Gross unrealized appreciation		1,935,770
Gross unrealized depreciation		(140,700)
Net unrealized appreciation		$1,795,070

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
June 30, 2012 (Unaudited)

COMMON STOCKS (91.4%)	Shares	Value
AUSTRALIA (0.5%)
Campbell Brothers Ltd.	974	$54,604
Total Australia		54,604

AUSTRIA (2.1%)
Andritz AG	2,908	149,543
Kapsch TrafficCom AG	1,059	79,141
Total Austria		228,684

BRAZIL (1.2%)
Cia. Hering	2,800	53,184
Raia Drogasil SA	8,200	82,061
Total Brazil		135,245

CAMBODIA (0.6%)
NagaCorp Ltd.	144,000	64,394
Total Cambodia		64,394

CANADA (4.1%)
Dollarama, Inc.	4,100	246,378
Catamaran Corp.*	1,990	197,632
Total Canada		444,010

CHINA (1.3%)
AAC Technologies Holdings, Inc.	28,000	81,485
Biostime International Holdings Ltd.	21,000	55,048
Total China		136,533

DENMARK (4.0%)
Chr. Hansen Holdings A/S	6,462	166,495
Coloplast A/S	1,183	212,712
FLSmidth & Co. A/S	1,007	55,096
Total Denmark		434,303

FRANCE (7.3%)
CFAO SA	3,100	146,746
Cie Generale de Geophysique - Veritas SA*	2,176	56,282
Eurofins Scientific SA	1,635	203,038
Imerys SA	1,347	68,671
Ingenico SA	4,485	217,729
Zodiac Aerospace SA	1,055	107,320
Total France		799,786

GERMANY (6.6%)
Carl Zeiss Meditec AG	2,130	51,378
Dialog Semiconductor plc*	3,026	54,932
Duerr AG	936	57,753
Gerry Weber International AG	4,323	178,810
Wacker Neuson SE	4,830	63,978

	Shares	Value
GERMANY (6.6%) (Continued)
Wirecard AG	16,123	$312,632
Total Germany		719,483

HONG KONG (4.2%)
MGM China Holdings Ltd.	66,400	101,815
Techtronic Industries Co.	133,000	168,868
Vinda International Holdings Ltd.	125,000	186,669
Total Hong Kong		457,352

INDONESIA (3.5%)
Indomobil Sukses Internasional Tbk PT	71,000	53,377
Kalbe Farma Tbk PT	218,000	88,163
Mitra Adiperkasa Tbk PT	154,500	118,616
Nippon Indosari Corpindo Tbk PT	143,500	63,428
Tower Bersama Infrastructure Tbk PT*	172,000	60,256
Total Indonesia		383,840

IRELAND (1.5%)
James Hardie Industries SE	10,431	86,003
Paddy Power plc	1,218	79,425
Total Ireland		165,428

ITALY (0.9%)
Prysmian SpA	6,431	95,925
Total Italy		95,925

JAPAN (16.5%)
Anritsu Corp.	10,000	113,341
Autobacs Seven Co. Ltd.	3,400	166,535
JGC Corp.	3,000	86,974
Kakaku.com, Inc.	3,900	132,341
Message Co. Ltd.	26	82,626
MonotaRO Co. Ltd.	5,900	131,187
Nabtesco Corp.	3,500	78,064
NET One Systems Co. Ltd.	16,800	224,263
Nexon Co. Ltd.	3,200	62,645
PARK24 Co. Ltd.	14,400	212,662
Pigeon Corp.	4,400	192,769
Seria Co. Ltd.	8,700	139,470
United Arrows Ltd.	6,900	172,504
Total Japan		1,795,381

NETHERLANDS (2.2%)
Gemalto NV	3,320	238,454
Total Netherlands		238,454

NORWAY (0.5%)
Electromagnetic GeoServices AS*	26,615	58,921
Total Norway		58,921

	Shares	Value
PHILIPPINES (4.0%)
Alliance Global Group, Inc.	379,700	$104,829
Manila Water Co., Inc.	204,800	119,280
Security Bank Corp.	32,000	108,726
Universal Robina Corp.	71,730	107,542
Total Philippines		440,377

SOUTH AFRICA (3.8%)
Barloworld Ltd.	13,092	129,793
Capitec Bank Holdings Ltd.	6,526	169,837
Mr. Price Group Ltd.	8,732	119,717
Total South Africa		419,347

SWEDEN (3.3%)
Elekta AB	3,845	175,700
Getinge AB	2,985	74,071
Hexpol AB	3,148	107,321
Total Sweden		357,092

SWITZERLAND (1.4%)
Dufry AG*	1,282	155,390
Total Switzerland		155,390

THAILAND (5.4%)
Bangkok Dusit Medical Services PCL	38,500	118,767
Bangkok Expressway PCL	76,200	58,461
Bank of Ayudhya PCL	127,500	119,447
Bumrungrad Hospital PCL	43,400	96,131
Hemaraj Land and Development PCL	603,100	57,860
Jasmine International PCL	604,100	58,724
Major Cineplex Group PCL	145,900	80,422
Total Thailand		589,812

UNITED KINGDOM (16.5%)
Aberdeen Asset Management plc	65,483	266,711
Aegis Group plc	38,273	96,961
Ashmore Group plc	25,889	141,622
Ashtead Group plc	33,016	134,746
Babcock International Group plc	10,720	143,576
Bunzl plc	8,412	137,492
Croda International plc	4,644	165,002
Fenner plc	17,515	99,323
Filtrona plc	17,540	131,566
Genus plc	3,320	64,625
Intertek Group plc	2,077	87,017
John Wood Group plc	4,835	52,149
Oxford Instruments plc	2,760	53,125
Premier Oil plc*	17,166	91,203
Telecity Group plc*	10,718	135,080
Total United Kingdon		1,800,198

TOTAL COMMON STOCKS
(Cost $10,255,723)		$9,974,559

PARTICIPATORY NOTES *** (5.1%)	Shares	Value
INDIA (1.5%)
Jubilant Foodworks Ltd.*	3,749	$78,604
Page Industries Ltd.*	1,542	80,387
Total India		158,991

SOUTH KOREA (2.6%)
Eugene Technology Co. Ltd.*	2,610	42,496
Kolao Holdings*	5,200	63,273
Mando Corp.*	560	82,846
Youngone Corp.*	3,384	93,164
Total South Korea		281,779

TAIWAN (1.0%)
Hiwin Technologies Corp.*	5,730	58,038
PChome Online, Inc.*	9,800	55,219
Total Taiwan		113,257

TOTAL PARTICIPATORY NOTES
(Cost $569,972)		$554,027

TOTAL SHORT-TERM INVESTMENT (2.8%)
MONEY MARKET FUNDS (2.8%)
First American Treasury Obligations Fund
0.000% **	307,206	307,206
TOTAL SHORT-TERM INVESTMENT
(Cost $307,206)		$307,206

TOTAL INVESTMENTS (99.3%)
(Cost $10,702,187)		$10,835,792

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		73,410
TOTAL NET ASSETS (100.0%)		$10,909,202

Sector Diversification	Percentage
Consumer Discretionary	23.1%
Industrials	19.5%
Information Technology	16.0%
Health Care	12.5%
Financials	7.9%
Materials	6.6%
Consumer Staples	6.3%
Energy	2.4%
Telecommunication Services	1.1%
Utilities	1.1%
TOTAL PORTFOLIO	96.5%
SHORT TERM INVESTMENTS AND OTHER ASSETS IN EXCESS OF LIABILITIES	3.5%
TOTAL NET ASSETS	100.0%

* Non-income producing security.
** Rate quoted is seven-day yield at period end.

*** Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows****:

Cost of investments	$10,702,187
Gross unrealized appreciation	529,107
Gross unrealized depreciation	(395,502)
Net unrealized appreciation	$133,605

**** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2012 (Unaudited)

COMMON STOCKS (99.0%)	Shares	Value
Consumer Discretionary (12.3%)
Bed Bath & Beyond, Inc.*	123,320	$7,621,176
BorgWarner, Inc.*	95,310	6,251,383
Coach, Inc.	121,800	7,122,864
DIRECTV Cl. A*	137,070	6,691,757
Dollar General Corp.*	87,320	4,749,335
Limited Brands, Inc.	173,960	7,398,519
Macy's, Inc.	108,140	3,714,609
McDonald's Corp.	79,710	7,056,726
NIKE, Inc. Cl. B	86,880	7,626,326
Nordstrom, Inc.	139,520	6,932,749
O'Reilly Automotive, Inc.*	83,900	7,028,303
priceline.com, Inc.*	6,170	4,100,088
Ralph Lauren Corp.	27,150	3,802,629
Starbucks Corp.	153,740	8,197,417
Starwood Hotels & Resorts Worldwide, Inc.	83,090	4,407,094
Wynn Resorts Ltd.	47,750	4,952,630
Total Consumer Discretionary		97,653,605

Consumer Staples (9.1%)
Church & Dwight Co., Inc.	79,630	4,417,076
Costco Wholesale Corp.	164,810	15,656,950
Kraft Foods, Inc.	343,130	13,251,680
Monster Beverage Corp.*	63,370	4,511,944
Philip Morris International, Inc.	131,830	11,503,486
The Coca-Cola Co.	196,520	15,365,899
The Estee Lauder Companies, Inc. Cl. A	129,940	7,032,353
Total Consumer Staples		71,739,388

Energy (8.0%)
Anadarko Petroleum Corp.	83,110	5,501,882
Chevron Corp.	292,715	30,881,432
Denbury Resources, Inc.*	444,180	6,711,560
Ensco plc - ADR^	103,010	4,838,380
Pioneer Natural Resources Co.	70,760	6,241,740
Schlumberger Ltd.	136,320	8,848,531
Total Energy		63,023,525

Financials (11.7%)
American Express Co.	144,220	8,395,046
American Tower Corp.	205,830	14,389,575
Ameriprise Financial, Inc.	145,370	7,597,036
CBRE Group, Inc. Cl. A*	318,580	5,211,969
Fifth Third Bancorp	280,320	3,756,288
Invesco Ltd.^	471,220	10,649,572
JPMorgan Chase & Co.	499,220	17,837,131
Raymond James Financial, Inc.	118,810	4,068,055
T. Rowe Price Group, Inc.	97,370	6,130,415
Wells Fargo & Co.	422,000	14,111,680
Total Financials		92,146,767

	Shares	Value
Health Care (15.2%)
Agilent Technologies, Inc.	98,910	$3,881,228
Allergan, Inc.	123,965	11,475,440
Biogen Idec, Inc.*	78,170	11,286,185
Celgene Corp.*	148,205	9,508,833
Cerner Corp.*	100,560	8,312,290
Express Scripts Holding Company *	138,050	7,707,332
Gilead Sciences, Inc.*	104,530	5,360,298
Hologic, Inc.*	238,190	4,296,948
Intuitive Surgical, Inc.*	14,880	8,240,395
McKesson Corp.	51,110	4,791,562
Merck & Co., Inc.	143,000	5,970,250
Novo Nordisk A/S - ADR^	48,340	7,025,736
Perrigo Co.	77,590	9,150,189
Shire plc - ADR^	121,840	10,525,757
The Cooper Cos., Inc.	91,670	7,311,599
Watson Pharmaceuticals, Inc.*	73,490	5,437,525
Total Health Care		120,281,567

Industrials (9.6%)
AMETEK, Inc.	114,790	5,729,169
BE Aerospace, Inc.*	142,590	6,225,479
Eaton Corp.	238,510	9,452,151
FedEx Corp.	81,140	7,433,235
Fluor Corp.	129,840	6,406,306
Honeywell International, Inc.	187,200	10,453,248
Joy Global, Inc.	108,780	6,171,090
Precision Castparts Corp.	89,595	14,737,482
Stericycle, Inc.*	25,440	2,332,085
Verisk Analytics, Inc.*	144,140	7,100,336
Total Industrials		76,040,581

Information Technology (25.3%)
Accenture plc^	93,800	5,636,442
Alliance Data Systems Corp.*	29,200	3,942,000
Altera Corp.	118,470	4,009,025
Apple, Inc.*	65,580	38,298,720
Autodesk, Inc.*	135,620	4,745,344
Avago Technologies Ltd.	178,460	6,406,714
Check Point Software Technologies Ltd.*^	74,235	3,681,314
Cisco Systems, Inc.	336,500	5,777,705
Citrix Systems, Inc.*	52,920	4,442,105
eBay, Inc.*	365,810	15,367,678
EMC Corp.*	484,070	12,406,714
F5 Networks, Inc.*	49,930	4,971,031
Google, Inc. Cl. A*	19,635	11,389,674
Informatica Corp.*	91,430	3,872,975
Intuit, Inc.	123,420	7,324,977
JDS Uniphase Corp.*	360,060	3,960,660
MasterCard, Inc. Cl. A	23,910	10,283,930
Microsoft Corp.	504,780	15,441,220
QUALCOMM, Inc.	144,020	8,019,033
Red Hat, Inc.*	69,280	3,912,934
Teradata Corp.*	81,930	5,899,779
Trimble Navigation Ltd.*	102,090	4,697,161
Vantiv, Inc.*	116,520	2,713,751
Visa, Inc.	101,471	12,544,860
Total Information Technology		199,745,746

	Shares	Value
Materials (5.2%)
Airgas, Inc.	63,480	$5,332,955
E.I. du Pont de Nemours & Co.	188,230	9,518,791
Ecolab, Inc.	139,310	9,546,914
Monsanto Co.	122,810	10,166,212
Praxair, Inc.	58,140	6,321,562
Total Materials		40,886,434

Utilities (2.6%)
American Water Works Co., Inc.	127,240	4,361,787
ITC Holdings Corp.	87,200	6,008,952
NiSource, Inc.	251,720	6,230,070
The AES Corp.*	331,880	4,258,020
Total Utilities		20,858,829

TOTAL COMMON STOCKS
(Cost $681,213,875)		$782,376,442

SHORT-TERM INVESTMENTS (0.7%)
MONEY MARKET FUNDS (0.7%)
First American Treasury Obligations Fund
0.000% **	5,387,869	5,387,869
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,387,869)		$5,387,869

TOTAL INVESTMENTS (99.7%)
(Cost $686,601,744)		$787,764,311

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		2,186,479
TOTAL NET ASSETS (100.0%)		$789,950,790

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows***:

Cost of investments		$686,601,744
Gross unrealized appreciation		128,080,393
Gross unrealized depreciation		(26,917,826)
Net unrealized appreciation		$101,162,567

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2012 (Unaudited)

COMMON STOCKS (98.9%)	Shares	Value
Consumer Discretionary (19.4%)
Bed Bath & Beyond, Inc.*	84,230	$5,205,414
BorgWarner, Inc.*	86,850	5,696,492
Dick's Sporting Goods, Inc.	141,940	6,813,120
Dillards, Inc.	125,350	7,982,288
Dollar General Corp.*	290,020	15,774,188
DSW, Inc.	91,710	4,989,024
Foot Locker, Inc.	422,030	12,905,677
Fossil, Inc.*	58,930	4,510,502
Group 1 Automotive, Inc.	208,510	9,510,141
LKQ Corp.*	403,160	13,465,544
Macy's, Inc.	64,050	2,200,117
MercadoLibre, Inc.^	58,960	4,469,168
MGM Resorts International*	665,680	7,428,989
Nordstrom, Inc.	222,080	11,035,155
O'Reilly Automotive, Inc.*	171,000	14,324,670
Sally Beauty Holdings, Inc.*	450,280	11,590,207
Starwood Hotels & Resorts Worldwide, Inc.	153,070	8,118,833
Tesla Motors, Inc.*	86,510	2,706,898
Tractor Supply Co.	49,980	4,151,339
Ulta Salon Cosmetics & Fragrance, Inc.	59,070	5,515,957
Under Armour, Inc. Cl. A*	57,700	5,451,496
Williams-Sonoma, Inc.	129,000	4,511,130
Wynn Resorts Ltd.	49,570	5,141,400
Total Consumer Discretionary		173,497,749

Consumer Staples (5.3%)
Beam, Inc.	145,890	9,116,666
Church & Dwight Co., Inc.	148,780	8,252,827
Dean Foods Co.*	365,980	6,232,639
GNC Holdings, Inc.	230,170	9,022,664
Ingredion, Inc.	210,560	10,426,931
Whole Foods Market, Inc.	48,770	4,648,757
Total Consumer Staples		47,700,484

Energy (7.7%)
Anadarko Petroleum Corp.	86,090	5,699,158
Denbury Resources, Inc.*	628,070	9,490,138
Energy XXI (Bermuda) Ltd.*^	200,460	6,272,393
Ensco plc - ADR^	223,670	10,505,780
Pioneer Natural Resources Co.	135,860	11,984,211
Plains Exploration & Production Co.*	362,970	12,769,284
Superior Energy Services, Inc.*	591,500	11,966,045
Total Energy		68,687,009

Financial Services (16.4%)
Affiliated Managers Group, Inc.*	57,290	6,270,391
Alliance Data Systems Corp.*	75,440	10,184,400
American Tower Corp.	118,555	8,288,180
Ameriprise Financial, Inc.	176,710	9,234,865
CBRE Group, Inc. Cl. A*	733,430	11,998,915
East West Bancorp, Inc.	801,980	18,814,451
Fifth Third Bancorp	94,130	1,261,342
First Republic Bank*	178,840	6,009,024

	Shares	Value
Financial Services (16.4%) (Continued)
FleetCor Technologies, Inc.*	179,490	$6,289,330
Invesco Ltd.^	557,750	12,605,150
Jones Lang LaSalle, Inc.	194,290	13,672,187
LaSalle Hotel Properties	169,970	4,952,926
Raymond James Financial, Inc.	307,750	10,537,360
Signature Bank*	210,720	12,847,598
T. Rowe Price Group, Inc.	130,940	8,243,982
Wright Express Corp.*	91,870	5,670,216
Total Financial Services		146,880,317

Health Care (12.2%)
Alexion Pharmaceuticals, Inc.*	101,890	10,117,677
Celgene Corp.*	47,410	3,041,826
Cerner Corp.*	78,270	6,469,798
Cubist Pharmaceuticals, Inc.*	149,560	5,669,819
Edwards Lifesciences Corp.*	86,570	8,942,681
HMS Holdings Corp.*	284,060	9,462,039
Hologic, Inc.*	165,900	2,992,836
Illumina, Inc.*	155,380	6,275,798
Intuitive Surgical, Inc.*	14,380	7,963,500
Medicis Pharmaceutical Corp.	123,990	4,234,259
Perrigo Co.	95,410	11,251,701
Shire plc - ADR^	110,100	9,511,539
SXC Health Solutions Corp.*^	93,300	9,256,293
The Cooper Cos., Inc.	94,760	7,558,058
Watson Pharmaceuticals, Inc.*	85,580	6,332,064
Total Health Care		109,079,888

Materials and Processing (5.7%)
Airgas, Inc.	128,550	10,799,486
Ecolab, Inc.	174,950	11,989,323
Precision Castparts Corp.	46,955	7,723,628
The Valspar Corp.	44,530	2,337,380
Timken Co.	193,280	8,850,291
Valmont Industries, Inc.	76,650	9,272,350
Total Materials and Processing		50,972,458

Producer Durables (13.1%)
Agilent Technologies, Inc.	223,150	8,756,406
AMETEK, Inc.	80,510	4,018,254
BE Aerospace, Inc.*	305,570	13,341,186
Chicago Bridge & Iron Co. N.V.^	346,880	13,167,565
Eaton Corp.	238,960	9,469,985
Fluor Corp.	192,910	9,518,179
Joy Global, Inc.	159,220	9,032,551
Stericycle, Inc.*	91,490	8,386,888
Trimble Navigation Ltd.*	107,765	4,958,268
Triumph Group, Inc.	144,960	8,156,899
United Rentals, Inc.*	431,070	14,673,623
Verisk Analytics, Inc.*	108,080	5,324,021
Wabtec Corp.	102,390	7,987,444
Total Producer Durables		116,791,269

Technology (13.7%)
Altera Corp.	165,460	5,599,167
Autodesk, Inc.*	209,920	7,345,101
Avago Technologies Ltd.	204,390	7,337,601

	Shares	Value
Technology (13.7%) (Continued)
Check Point Software Technologies Ltd.*^	121,760	$6,038,078
Citrix Systems, Inc.*	82,890	6,957,787
Cognizant Technology Solutions Corp. Cl. A*	70,720	4,243,200
F5 Networks, Inc.*	74,380	7,405,273
Informatica Corp.*	146,600	6,209,976
Intuit, Inc.	139,500	8,279,325
JDS Uniphase Corp.*	501,860	5,520,460
LSI Corp.*	783,380	4,990,131
MICROS Systems, Inc.*	113,475	5,809,920
NICE Systems Ltd.*^	117,530	4,301,598
ON Semiconductor Corp.*	776,340	5,512,014
Red Hat, Inc.*	119,160	6,730,157
Riverbed Technology, Inc.*	258,200	4,169,930
SBA Communications Corp.*	254,560	14,522,648
TIBCO Software, Inc.*	154,280	4,616,057
VeriFone Systems, Inc.*	193,970	6,418,467
Total Technology		122,006,890

Utilities (5.4%)
American Water Works Co., Inc.	362,440	12,424,443
ITC Holdings Corp.	79,000	5,443,890
NiSource, Inc.	476,200	11,785,950
NV Energy, Inc.	154,170	2,710,308
The AES Corp.*	1,240,490	15,915,487
Total Utilities		48,280,078

TOTAL COMMON STOCKS
(Cost $849,429,914)		$883,896,142

SHORT-TERM INVESTMENTS (0.6%)
MONEY MARKET FUNDS (0.6%)
First American Treasury Obligations Fund
0.000% **	4,951,377	4,951,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,951,377)		$4,951,377

TOTAL INVESTMENTS (99.5%)
(Cost $854,381,291)		$888,847,519

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		4,130,504
TOTAL NET ASSETS (100.0%)		$892,978,023

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows***:

Cost of investments		$854,381,291
Gross unrealized appreciation		92,608,239
Gross unrealized depreciation		(58,142,011)
Net unrealized appreciation		$34,466,228

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2012 (Unaudited)

COMMON STOCKS (99.1%)	Shares	Value
Consumer Discretionary (14.0%)
BJ's Restaurants, Inc.*	459,710	$17,468,980
BorgWarner, Inc.*	213,810	14,023,798
Dick's Sporting Goods, Inc.	384,480	18,455,040
Dillards, Inc.	143,130	9,114,518
DSW, Inc.	344,170	18,722,848
Foot Locker, Inc.	1,011,040	30,917,603
Fossil, Inc.*	156,060	11,944,833
Genesco, Inc.*	103,390	6,218,909
Group 1 Automotive, Inc.	339,110	15,466,807
LKQ Corp.*	764,410	25,531,294
Nordstrom, Inc.	410,910	20,418,118
Sally Beauty Holdings, Inc.*	986,450	25,391,223
Select Comfort Corp.*	1,195,760	25,015,299
SodaStream International Ltd.*^	305,710	12,524,939
Tesla Motors, Inc.*	83,610	2,616,157
The Men's Wearhouse, Inc.	939,400	26,434,716
Under Armour, Inc. Cl. A*	140,590	13,282,943
Williams-Sonoma, Inc.	316,730	11,076,048
Total Consumer Discretionary		304,624,073

Consumer Staples (4.2%)
Casey's General Stores, Inc.	55,780	3,290,462
Church & Dwight Co., Inc.	271,750	15,073,972
Dean Foods Co.*	1,061,950	18,085,009
GNC Holdings, Inc.	541,810	21,238,952
Ingredion, Inc.	482,350	23,885,972
Peet's Coffee & Tea, Inc.*	176,840	10,617,473
Total Consumer Staples		92,191,840

Energy (7.5%)
Carrizo Oil & Gas, Inc.*	659,080	15,494,971
Denbury Resources, Inc.*	1,414,600	21,374,606
Energy XXI (Bermuda) Ltd.*^	1,166,976	36,514,679
Ensco plc - ADR^	174,410	8,192,038
Key Energy Services, Inc.*	1,212,300	9,213,480
Ocean Rig UDW, Inc.*^	395,000	5,336,450
Plains Exploration & Production Co.*	1,039,280	36,561,870
Superior Energy Services, Inc.*	1,466,930	29,675,994
Total Energy		162,364,088

Financial Services (20.2%)
Affiliated Managers Group, Inc.*	178,780	19,567,471
Alliance Data Systems Corp.*	213,280	28,792,800
CBRE Group, Inc. Cl. A*	1,022,080	16,721,229
East West Bancorp, Inc.	2,202,140	51,662,204
Euronet Worldwide, Inc.*	492,590	8,433,141
FleetCor Technologies, Inc.*	518,220	18,158,429
Glacier Bancorp, Inc.	428,830	6,642,577
Greenhill & Co, Inc.	249,030	8,877,920
Invesco Ltd.^	1,839,450	41,571,570
Jones Lang LaSalle, Inc.	498,620	35,087,889
LaSalle Hotel Properties	1,020,870	29,748,152
MarketAxess Holdings, Inc.	77,350	2,060,604

	Shares	Value
Financial Services (20.2%) (Continued)
Raymond James Financial, Inc.	898,180	$30,753,683
Signature Bank*	639,190	38,971,414
Strategic Hotels & Resorts, Inc.*	1,435,340	9,272,297
Texas Capital Bancshares, Inc.*	847,710	34,239,007
UMB Financial Corp.	538,990	27,612,458
Wright Express Corp.*	487,840	30,109,484
Total Financial Services		438,282,329

Health Care (12.8%)
Alexion Pharmaceuticals, Inc.*	203,290	20,186,697
Amylin Pharmaceuticals, Inc.*	251,320	7,094,763
Cubist Pharmaceuticals, Inc.*	437,410	16,582,213
Edwards Lifesciences Corp.*	163,860	16,926,738
HMS Holdings Corp.*	728,170	24,255,343
Hologic, Inc.*	503,260	9,078,810
Illumina, Inc.*	526,270	21,256,045
Jazz Pharmaceuticals plc*^	213,470	9,608,285
Medicis Pharmaceutical Corp.	396,640	13,545,256
Orthofix International N.V.*	382,710	15,786,788
Perrigo Co.	250,630	29,556,796
Seattle Genetics, Inc.*	857,420	21,769,894
Sirona Dental Systems, Inc.*	342,010	15,393,870
SXC Health Solutions Corp.*^	226,870	22,507,773
The Cooper Cos., Inc.	243,880	19,451,869
Watson Pharmaceuticals, Inc.*	203,700	15,071,763
Total Health Care		278,072,903

Materials and Processing (6.6%)
Airgas, Inc.	232,110	19,499,561
Beacon Roofing Supply, Inc.*	1,113,850	28,091,297
Carpenter Technology Corp.	453,650	21,702,616
Rockwood Holdings, Inc.*	363,400	16,116,790
Sensient Technologies Corp.	240,900	8,848,257
The Valspar Corp.	248,160	13,025,918
Timken Co.	392,540	17,974,407
Valmont Industries, Inc.	154,230	18,657,203
Total Materials and Processing		143,916,049

Producer Durables (14.3%)
BE Aerospace, Inc.*	711,220	31,051,865
Chicago Bridge & Iron Co. N.V.^	911,120	34,586,115
Esterline Technologies Corp.*	173,980	10,847,653
Fluor Corp.	354,980	17,514,713
Healthcare Services Group, Inc.	325,110	6,300,632
JetBlue Airways Corp.*	1,652,860	8,760,158
Joy Global, Inc.	373,050	21,163,127
Robbins & Myers, Inc.	440,470	18,420,455
Stericycle, Inc.*	146,830	13,459,906
Titan International, Inc.	1,298,890	31,861,772
Trimble Navigation Ltd.*	256,255	11,790,292
Triumph Group, Inc.	515,220	28,991,430
United Rentals, Inc.*	1,049,600	35,728,384
Wabtec Corp.	279,200	21,780,392
Woodward, Inc.	439,890	17,349,262
Total Producer Durables		309,606,156

	Shares	Value
Technology (15.0%)
ACI Worldwide, Inc.*	501,930	$22,190,325
ADTRAN, Inc.	414,680	12,519,189
Avago Technologies Ltd.	495,870	17,801,733
Check Point Software Technologies Ltd.*^	293,630	14,561,112
Citrix Systems, Inc.*	143,520	12,047,069
F5 Networks, Inc.*	195,090	19,423,160
Fabrinet*^	680,850	8,544,667
FEI Co.*	409,580	19,594,307
Finisar Corp.*	610,280	9,129,789
Hittite Microwave Corp.*	180,600	9,232,272
Informatica Corp.*	359,250	15,217,830
Ixia*	858,660	10,321,093
LSI Corp.*	2,107,670	13,425,858
Mellanox Technologies Ltd.*^	185,100	13,112,484
MICROS Systems, Inc.*	309,969	15,870,413
NICE Systems Ltd.*^	293,240	10,732,584
ON Semiconductor Corp.*	1,972,280	14,003,188
Red Hat, Inc.*	285,220	16,109,225
Riverbed Technology, Inc.*	541,970	8,752,816
SBA Communications Corp. Cl. A*	612,990	34,971,079
TIBCO Software, Inc.*	380,630	11,388,450
VeriFone Systems, Inc.*	475,420	15,731,648
Total Technology		324,680,291

Utilities (4.5%)
American Water Works Co., Inc.	893,590	30,632,265
ITC Holdings Corp.	167,645	11,552,417
NiSource, Inc.	683,910	16,926,772
NV Energy, Inc.	305,470	5,370,163
The AES Corp.*	2,576,420	33,055,469
Total Utilities		97,537,086

TOTAL COMMON STOCKS
(Cost $2,035,749,541)		$2,151,274,815

SHORT-TERM INVESTMENTS (0.9%)
MONEY MARKET FUNDS (0.9%)
First American Treasury Obligations Fund
0.000% **	19,717,467	19,717,467
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,717,467)		$19,717,467

TOTAL INVESTMENTS (100.0%)
(Cost $2,055,467,008)		$2,170,992,282

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(753,178)
TOTAL NET ASSETS (100.0%)		$2,170,239,104

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows***:

Cost of investments	$2,055,467,008
Gross unrealized appreciation	263,850,813
Gross unrealized depreciation	(148,325,539)
Net unrealized appreciation	$115,525,274

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2012 (Unaudited)

COMMON STOCKS (61.0%)	Shares	Value
Consumer Discretionary (7.6%)
Bed Bath & Beyond, Inc.*	3,740	$231,132
BorgWarner, Inc.*	3,080	202,017
Coach, Inc.	3,640	212,867
DIRECTV Cl. A*	4,110	200,650
Dollar General Corp.*	2,660	144,677
Limited Brands, Inc.	5,210	221,582
Macy's, Inc.	3,450	118,508
McDonalds Corp.	2,330	206,275
NIKE, Inc. Cl. B	2,855	250,612
Nordstrom, Inc.	4,210	209,195
O'Reilly Automotive, Inc.*	2,660	222,828
priceline.com, Inc.*	190	126,259
Ralph Lauren Corp.	800	112,048
Starbucks Corp.	4,650	247,938
Starwood Hotels & Resorts Worldwide, Inc.	2,540	134,722
Wynn Resorts Ltd.	1,430	148,319
Total Cosumer Discretionary		2,989,629

Consumer Staples (5.7%)
Church & Dwight Co., Inc.	2,480	137,566
Costco Wholesale Corp.	5,280	501,600
Kraft Foods, Inc.	10,370	400,489
Monster Beverage Corp.*	1,860	132,432
Philip Morris International, Inc.	4,050	353,403
The Coca-Cola Co.	6,070	474,613
The Estee Lauder Companies, Inc. Cl. A	4,180	226,222
Total Cosumer Staples		2,226,325

Energy (5.0%)
Anadarko Petroleum Corp.	2,520	166,824
Chevron Corp.	8,955	944,753
Denbury Resources, Inc.*	13,220	199,754
Ensco plc - ADR^	3,120	146,547
Pioneer Natural Resources Co.	2,130	187,887
Schlumberger Ltd.	4,620	299,884
Total Energy		1,945,649

Financials (7.2%)
American Express Co.	4,270	248,557
American Tower Corp.	6,335	442,880
Ameriprise Financial, Inc.	4,340	226,808
CBRE Group, Inc. Cl. A*	9,870	161,473
Fifth Third Bancorp	8,220	110,148
Invesco Ltd.^	15,310	346,006
JPMorgan Chase & Co.	15,265	545,419
Raymond James Financial, Inc.	3,750	128,400
T. Rowe Price Group, Inc.	3,080	193,917
Wells Fargo & Co.	12,810	428,366
Total Financials		2,831,974

	Shares	Value
Health Care (9.3%)
Agilent Technologies, Inc.	3,220	$126,353
Allergan, Inc.	3,705	342,972
Biogen Idec, Inc.*	2,450	353,731
Celgene Corp.*	4,370	280,379
Cerner Corp.*	3,000	247,980
Express Scripts Holding Co.*	4,120	230,020
Gilead Sciences, Inc.*	3,140	161,019
Hologic, Inc.*	7,410	133,676
Intuitive Surgical, Inc.*	450	249,206
McKesson Corp.	1,550	145,312
Merck & Co., Inc.	4,330	180,777
Novo Nordisk A/S - ADR^	1,430	207,836
Perrigo Co.	2,360	278,315
Shire plc - ADR^	3,690	318,779
The Cooper Cos., Inc.	2,730	217,745
Watson Pharmaceuticals, Inc.*	2,190	162,038
Total Health Care		3,636,138

Industrials (6.0%)
AMETEK, Inc.	3,550	177,181
BE Aerospace, Inc.*	4,510	196,907
Eaton Corp.	7,390	292,865
FedEx Corp.	2,670	244,599
Fluor Corp.	3,890	191,933
Honeywell International, Inc.	5,650	315,496
Joy Global, Inc.	3,360	190,613
Precision Castparts Corp.	2,805	461,394
Stericycle, Inc.*	750	68,752
Verisk Analytics, Inc.*	4,390	216,251
Total Industrials		2,355,991

Information Technology (15.5%)
Accenture plc^	2,830	170,055
Alliance Data Systems Corp.*	900	121,500
Altera Corp.	3,680	124,531
Apple, Inc.*	2,000	1,168,000
Autodesk, Inc.*	4,350	152,207
Avago Technologies Ltd.	5,060	181,654
Check Point Software Technologies Ltd.*^	2,245	111,330
Cisco Systems, Inc.	10,190	174,962
Citrix Systems, Inc.*	1,660	139,340
eBay, Inc.*	11,090	465,891
EMC Corp.*	14,615	374,582
F5 Networks, Inc.*	1,500	149,340
Google, Inc. Cl. A*	590	342,241
Informatica Corp.*	2,840	120,302
Intuit, Inc.	3,720	220,782
JDS Uniphase Corp.*	11,190	123,090
MasterCard, Inc. Cl. A	730	313,980
Microsoft Corp.	15,330	468,945
QUALCOMM, Inc.	4,350	242,208
Red Hat, Inc.*	2,130	120,302
Teradata Corp.*	2,390	172,104
Trimble Navigation Ltd.*	3,085	141,941
Vantiv, Inc.*	3,720	86,639
Visa, Inc.	3,138	387,951
Total Information Technology		6,073,877

	Shares	Value
Materials (3.1%)
Airgas, Inc.	1,910	$160,459
E.I. du Pont de Nemours & Co.	5,660	286,226
Ecolab, Inc.	4,190	287,141
Monsanto Co.	3,710	307,114
Praxair, Inc.	1,730	188,103
Total Materials		1,229,043

Utilities (1.6%)
American Water Works Co., Inc.	3,960	135,749
ITC Holdings Corp.	2,600	179,166
NiSource, Inc.	7,510	185,873
The AES Corp.*	10,610	136,126
Total Utilities		636,914

TOTAL COMMON STOCKS
(Cost $19,125,265)		$23,925,540

	Principal Amount	Value
DEBT SECURITIES (37.2%)
CORPORATE BONDS (25.8%)
Finance (20.0%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	$290,000	$324,654
2.600%, 11/23/2015	85,000	88,476
Allstate Life Global Funding Trust
5.375%, 04/30/2013	200,000	208,125
American Express Co.:
6.150%, 08/28/2017	360,000	426,982
7.000%, 03/19/2018	190,000	235,465
Bank of America Corp.
5.650%, 05/01/2018	230,000	246,243
BlackRock, Inc.
5.000%, 12/10/2019	125,000	143,105
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	265,000	287,883
Citigroup, Inc.
5.000%, 09/15/2014	535,000	548,694
Comerica, Inc.
3.000%, 09/16/2015	150,000	156,332
General Electric Capital Corp.
5.625%, 09/15/2017	565,000	649,120
Lloyds TSB Bank plc^
4.875%, 01/21/2016	75,000	78,802
MetLife, Inc.
6.750%, 06/01/2016	200,000	234,725
Morgan Stanley
4.750%, 04/01/2014	410,000	413,780
ORIX Corp.^
4.710%, 04/27/2015	65,000	67,823
Royal Bank of Canada^
2.875%, 04/19/2016	450,000	473,620
Simon Property Group LP
5.875%, 03/01/2017	165,000	190,140
State Street Corp.
2.875%, 03/07/2016	295,000	312,740
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	590,000	637,439

	Principal Amount	Value
Finance (20.0%) (Continued)
The Charles Schwab Corp.
4.950%, 06/01/2014	$175,000	$187,769
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	385,759
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	248,980
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	170,000	178,762
3.300%, 01/12/2022	465,000	489,278
Wachovia Corp.:
4.875%, 02/15/2014	55,000	57,753
5.250%, 08/01/2014	210,000	224,132
Wells Fargo & Co.:
3.750%, 10/01/2014	170,000	179,581
3.625%, 04/15/2015	155,000	165,109
Total Finance		7,841,271

Industrials (5.8%)
Analog Devices, Inc.
5.000%, 07/01/2014	445,000	481,427
Bemis Co., Inc.
6.800%, 08/01/2019	75,000	90,202
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	237,068
Corn Products International, Inc.
3.200%, 11/01/2015	120,000	125,278
Hewlett-Packard Co.:
0.593%, 09/13/2012**	315,000	315,159
2.200%, 12/01/2015	120,000	120,474
Nokia Corp.^
5.375%, 05/15/2019	120,000	94,628
Petrobras International Finance Co.^
5.375%, 01/27/2021	145,000	157,002
Sanofi-Aventis SA^
2.625%, 03/29/2016	75,000	78,760
Shell International Financial BV^
4.375%, 03/25/2020	125,000	145,801
Statoil ASA^
3.125%, 08/17/2017	155,000	167,135
Total Capital SA^
4.450%, 06/24/2020	95,000	108,716
United Technologies Corp.
3.100%, 06/01/2022	25,000	26,252
UnitedHealth Group, Inc.
6.000%, 02/15/2018	100,000	121,152
Total Industrials		2,269,054

TOTAL CORPORATE BONDS
(Cost $9,536,246)		$10,110,325

MORTGAGE PASS-THROUGH SECURITIES (0.9%)
Federal National Mortgage Association
Pool #725690, 6.000%, 08/01/2034	329,773	375,399
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $329,941)		$375,399

	Principal Amount	Value
U.S. GOVERNMENT AGENCY (3.8%)
Federal Home Loan Bank
5.625%, 06/13/2016	$825,000	$951,650
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	525,272
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,328,729)		$1,476,922

U.S. TREASURY NOTES (6.7%)
0.250%, 11/30/2013	300,000	299,848
0.750%, 12/15/2013	120,000	120,792
2.625%, 06/30/2014	400,000	418,375
2.375%, 08/31/2014	425,000	443,594
4.250%, 11/15/2014	250,000	272,891
2.500%, 04/30/2015	325,000	344,068
2.250%, 11/30/2017	235,000	252,662
1.375%, 02/28/2019	225,000	229,781
2.000%, 02/15/2022	220,000	227,442
TOTAL U.S. TREASURY NOTES
(Cost $2,494,742)		$2,609,453

TOTAL DEBT SECURITIES
(Cost $13,689,658)		$14,572,099

	Shares	Value
SHORT-TERM INVESTMENT (3.9%)
MONEY MARKET FUNDS (3.9%)
First American Treasury Obligations Fund
0.000% ***	1,512,266	$1,512,266
TOTAL SHORT-TERM INVESTMENT
(Cost $1,512,266)		$1,512,266

TOTAL INVESTMENTS (102.1%)
(Cost $34,327,189)		$40,009,905

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.1%)		(831,296)
TOTAL NET ASSETS (100.0%)		$39,178,609

ADR - American Depository Receipt.
* Non-income producing security.
** Variable coupon rate.
*** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2012, was as follows****:

Cost of investments		$34,327,189
Gross unrealized appreciation		6,142,295
Gross unrealized depreciation		(459,579)
Net unrealized appreciation		$5,682,716

**** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2012

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Portfolio's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fair Value Committee's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. These are categorized as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund.  The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met.  When adjustment factors are used, these valuations are categorized as Level 2.

Participatory notes are valued with evaluated prices provided by a primary pricing vendor. These are categorized as Level 2.

Debt securities held by the Funds are valued at their mean as provided by the pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. These are categorized as Level 2.

Rainier Large Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$782,376,442	$-	$-	$782,376,442
Total Equity	782,376,442	-	-	782,376,442

Short-Term Investments	5,387,869			5,387,869
Total Investments in Securities	$787,764,311	$-	$-	$787,764,311

Rainier Mid Cap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$883,896,142	$-	$-	$883,896,142
Total Equity	883,896,142	-	-	883,896,142

Short-Term Investments	4,951,377			4,951,377
Total Investments in Securities	$888,847,519	$-	$-	$888,847,519

Rainier Small/Midcap Equity Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$2,151,274,815	$-	$-	$2,151,274,815
Total Equity	2,151,274,815	-	-	2,151,274,815

Short-Term Investments	19,717,467			19,717,467
Total Investments in Securities	$2,170,992,282	$-	$-	$2,170,992,282

Rainier Balanced Portfolio
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$23,925,540	$-	$-	$23,925,540
Total Equity	23,925,540	-	-	23,925,540

Fixed Income
Mortgage Pass-Through Securities	$-	$375,399	$-	$375,399
Federal Agency Obligations	-	4,086,375	-	4,086,375
Corporate Bonds	-	10,110,325	-	10,110,325
Total Fixed Income	-	14,572,099	-	14,572,099

Short-Term Investments	1,512,266	-	-	1,512,266
Total Investments in Securities	$25,437,806	$14,572,099	$-	$40,009,905

Rainier Intermediate Fixed Income Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Mortgage Pass-Through Securities	$-	$1,509,348	$-	$1,509,348
Federal Agency Obligations	-	21,619,016	-	21,619,016
Corporate Bonds	-	79,936,420	-	79,936,420
Total Fixed Income	-	103,064,784	-	103,064,784

Short-Term Investments	307,709	-	-	307,709
Total Investments in Securities	$307,709	$103,064,784	$-	$103,372,493

Rainier High Yield Portfolio
	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$33,940,493	$-	$33,940,493
Total Fixed Income	-	33,940,493	-	33,940,493

Short-Term Investments	3,231,216			3,231,216
Total Investments in Securities	$3,231,216	$33,940,493	$-	$37,171,709

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$579,255	$9,395,304	$-	$9,974,559
Participatory Notes	-	554,027	-	554,027
Total Equity	579,255	9,949,331	-	10,528,586

Short-Term Investments	307,206			307,206
Total Investments in Securities	$886,461	$9,949,331	$-	$10,835,792

Rainier International Discovery Fund (*)
Transfers out of Level 1	$(9,395,304)
Transfers into Level 2	$9,395,304
Net transfers	$-

* Transfers between Level 1 and Level 2 for the Rainier International Discovery Fund relate to the use of systematic fair valuation on
June 30, 2012. On days when systematic fair valuation is used, certain non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. There were no other transfers into or out of Level 1, Level 2 or Level 3 in the other Funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By           /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, CFO and Treasurer

Date        August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, CFO and Treasurer

Date        August 28, 2012